Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to non-PEO Named Executive Officers(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(5)	ABV per Share(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2023	$13,477,512	$26,808,821	$3,765,333	$5,379,798	$166	$141	$761	$156
2022	$13,606,009	$28,885,520	$3,662,609	$6,060,272	$135	$125	$137	$142
2021	$14,536,062	$23,817,693	$4,277,028	$5,930,256	$107	$143	$419	$131
2020	$10,876,524	$4,540,198	$3,346,954	$2,208,833	$66	$105	$368	$115

Company Selected Measure Name	ABV per share
Named Executive Officers, Footnote [Text Block]	The PEO for each year reported is Dominic J. Frederico. The non-PEO named executive officers for each year reported are as follows:
•2023: Robert A. Bailenson, Ling Chow, Stephen Donnarumma, Holly Horn
•2022: Robert A. Bailenson, Ling Chow, David A. Buzen, Stephen Donnarumma
•2021: Robert A. Bailenson, Ling Chow, David A. Buzen, Russell B. Brewer II
	•2020: Robert A. Bailenson, Ling Chow, David A. Buzen, Russell B. Brewer II
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the Russell Midcap Financial Services Index for the measurement period December 31, 2019 through December 31 of the year indicated. The Russell Midcap Financial Services Index is the peer group used by our Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 13,477,512	$ 13,606,009	$ 14,536,062	$ 10,876,524
PEO Actually Paid Compensation Amount	$ 26,808,821	28,885,520	23,817,693	4,540,198
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the "Summary Compensation Table" totals to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	"Summary Compensation Table" Total	Deduct Share Award Included in "Summary Compensation Table"	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	"Pay versus Performance Table" Compensation Actually Paid
2023	PEO	$13,477,512	$(8,112,953)	$7,848,517	$13,530,338	$65,407	$26,808,821
	Other NEOs	$3,765,333	$(1,195,033)	$1,156,084	$1,645,336	$8,078	$5,379,798
2022	PEO	$13,606,009	$(8,661,779)	$7,576,157	$13,873,696	$2,491,437	$28,885,520
	Other NEOs	$3,662,609	$(1,252,978)	$1,095,933	$2,149,270	$405,438	$6,060,272
2021	PEO	$14,536,062	$(9,239,643)	$10,089,728	$6,588,781	$1,842,765	$23,817,693
	Other NEOs	$4,277,028	$(1,658,182)	$1,810,742	$1,168,687	$331,981	$5,930,256
2020	PEO	$10,876,524	$(5,964,855)	$5,368,531	$(5,219,036)	$(520,966)	$4,540,198
	Other NEOs	$3,346,954	$(1,005,208)	$904,717	$(956,798)	$(80,832)	$2,208,833

Non-PEO NEO Average Total Compensation Amount	$ 3,765,333	3,662,609	4,277,028	3,346,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,379,798	6,060,272	5,930,256	2,208,833
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the "Summary Compensation Table" totals to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	"Summary Compensation Table" Total	Deduct Share Award Included in "Summary Compensation Table"	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	"Pay versus Performance Table" Compensation Actually Paid
2023	PEO	$13,477,512	$(8,112,953)	$7,848,517	$13,530,338	$65,407	$26,808,821
	Other NEOs	$3,765,333	$(1,195,033)	$1,156,084	$1,645,336	$8,078	$5,379,798
2022	PEO	$13,606,009	$(8,661,779)	$7,576,157	$13,873,696	$2,491,437	$28,885,520
	Other NEOs	$3,662,609	$(1,252,978)	$1,095,933	$2,149,270	$405,438	$6,060,272
2021	PEO	$14,536,062	$(9,239,643)	$10,089,728	$6,588,781	$1,842,765	$23,817,693
	Other NEOs	$4,277,028	$(1,658,182)	$1,810,742	$1,168,687	$331,981	$5,930,256
2020	PEO	$10,876,524	$(5,964,855)	$5,368,531	$(5,219,036)	$(520,966)	$4,540,198
	Other NEOs	$3,346,954	$(1,005,208)	$904,717	$(956,798)	$(80,832)	$2,208,833

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graphs show the relationship between executive compensation actually paid and, respectively, ABV per share, TSR, and net income.
Tabular List [Table Text Block]	ABV per share •Core ABV per share •Core Operating income per diluted share •Core Operating ROE •Core Operating shareholders’ equity per share •PVP •Relative TSR
Total Shareholder Return Amount	$ 166	135	107	66
Peer Group Total Shareholder Return Amount	141	125	143	105
Net Income (Loss)	$ 761,000,000	$ 137,000,000	$ 419,000,000	$ 368,000,000
Company Selected Measure Amount	156	142	131	115
PEO Name	Dominic J. Frederico
Additional 402(v) Disclosure [Text Block]	Represents our Company's cumulative TSR for the measurement period December 31, 2019 through December 31 of the year indicated.Represents "Net Income (loss)" in our Company's Consolidated Income Statements included in our Annual Report on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Given the methodology for calculating compensation actually paid and the large component of multi-year equity awards in our executive compensation program, the movement of the price of our Common Shares over the relevant year has a large impact on the calculation of compensation actually paid to our CEO and our other named executive officers as a group during that year. Additionally, we provide our CEO and our other named executive officers their short-term and long-term incentive awards in the February following the year for which their performance is measured in making those awards, further obscuring any relationship between the performance measures and calculated compensation actually paid in the graphs above.
	ABV per share is a measure of the intrinsic value of our Company on a per share basis, so an increase in ABV per share reflects the building of value for our shareholders. TSR captures the view of the equity markets to our efforts. The graphs above demonstrate some correlation between these measures and the calculated compensation actually paid. On the other hand, as described in the Compensation Discussion and Analysis — Executive Compensation Program Structure and Process, the nature of the accounting model for the financial guaranty business, where only approximately 5% of the premiums we earned in 2023 related to new financial guaranty policies we wrote in 2023, shows how little impact activity in our core insurance business has on our net income in a given year, and the graph above demonstrates little correlation between net income and calculated compensation actually paid.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ABV per share
Non-GAAP Measure Description [Text Block]	Company-selected measure is ABV per share, which is described below.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core ABV per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating income per diluted share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating ROE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating shareholders’ equity per share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	PVP
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,112,953)	$ (8,661,779)	$ (9,239,643)	$ (5,964,855)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,848,517	7,576,157	10,089,728	5,368,531
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,530,338	13,873,696	6,588,781	(5,219,036)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,407	2,491,437	1,842,765	(520,966)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,195,033)	(1,252,978)	(1,658,182)	(1,005,208)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,084	1,095,933	1,810,742	904,717
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,645,336	2,149,270	1,168,687	(956,798)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,078	$ 405,438	$ 331,981	$ (80,832)